Trade and other payables - Disclosure of Trade Payables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 937	SFr 679
CHF
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	527	361
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	215	187
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	171	76
GBP
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 23	SFr 55